Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the year	$ (50,640,075)	$ (32,534,439)
Adjustments for:
Depreciation	582,930	129,957
(Gain) on sale of exploration and evaluation assets	(499,415)	(4,384,953)
Impairment of exploration and evaluation assets	28,604	166,662
Interest expense	7,493	3,544
Settlement of flow-through share premium	(6,617,730)	(1,772,188)
Share-based compensation	7,612,214	26,457,335
Net realized gains on disposal of investments	(192,114)
Net change in unrealized losses on investments	1,376,192	223,754
Total adjustments to reconcile profit (loss)	(48,341,901)	(11,710,328)
Change in non-cash working capital items:
Decrease in amounts receivable	2,837	43,248
(Increase) in prepaid expenses and deposits	(920,854)	(821,767)
(Increase) in other assets	(107,211)
(Increase) in sales taxes recoverable	(782,813)	(733,294)
Increase in accounts payable and accrued liabilities	1,637,860	3,602
Net cash used in operating activities	(48,512,082)	(13,218,539)
Cash flows used in investing activities
Purchases of exploration and evaluation assets	(3,938,898)	(100,000)
Expenditures on claims staking and mineral license renewals	(111,130)	(42,930)
Proceeds on disposal of investments	1,313,462
Purchases of investments	(12,850,001)
Purchases of property and equipment	(1,484,104)	(1,446,440)
Net cash used in investing activities	(17,070,671)	(1,589,370)
Cash flows from financing activities
Issuance of common shares in initial public offering		31,395,000
Issuance of common shares in private placements	120,501,665	7,118,196
Share issue costs	(4,457,654)	(3,032,606)
Stock options exercised	1,236,170	7,036,624
Warrants exercised	1,156,523	12,721,057
Lease payments	(93,984)	(32,331)
Interest expense on lease liabilities	(6,516)	(3,544)
Net cash generated from financing activities	118,336,204	55,202,396
Net increase in cash	52,753,451	40,394,487
Cash at beginning of year	47,731,125	7,336,638
Cash at end of year	$ 100,484,576	$ 47,731,125